Cover	Mar. 20, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 20, 2024
Entity Registrant Name	FLUENCE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40978
Entity Tax Identification Number	87-1304612
Entity Address, Address Line One	4601 Fairfax Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Arlington,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	(833)
Local Phone Number	358-3623
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	FLNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001868941
Amendment Flag	true
Amendment Description	Explanatory NoteThis Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Fluence Energy, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on March 22, 2024 (the “Original Form 8-K”). The Original Form 8-K was filed to report the results of the Company’s 2024 Annual Meeting of Stockholders held on March 20, 2024 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision as to the frequency of future stockholder advisory votes regarding the compensation of the Company’s named executive officers. Except as set forth herein, no other changes have been made to the Original Form 8-K.